FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Warrants and Rights Outstanding	$ 2,357		$ 3,675
Derivative, Gain on Derivative	$ 1,737	$ 0